RELATED PARTY TRANSACTIONS - Transactions with Key Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Salaries and other short-term employee benefits(A)	€ 23	€ 18	€ 20
Post-employment benefits	1	1	1
Share-based payments	9	8	20
Termination benefits	0	0	10
Total	€ 33	€ 27	€ 51